Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets as of June 30, 2023 and December 31, 2022 consisted of the following:
	June 30, 2023	December 31, 2022
Intangible assets
Cost	$12,494	$13,136
Accumulated amortization	(4,082)	(2,851)
Additions, at cost		-
Amortization current period	(647)	(1,471)
Intangible assets, net	$7,765	$8,814

Schedule of Amortization	Five succeeding years of amortization are as follows:
Year	Amortization	Net carrying value
2024	$1,249	$6,516
2025	1,249	5,267
2026	1,249	4,018
2027	1,249	2,769
2028	1,249	1,520